BASIS OF PRESENTATION AND SIGNIFICANT EVENTS (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011 country	Dec. 31, 2010	Dec. 31, 2009
BASIS OF PRESENTATION AND SIGNIFICANT EVENTS
Minimum number of entities, potential for regulatory limitations		1
Cash paid during the period for:
Interest		$ (8,985)	$ (5,166)	$ (5,777)
Taxes		(716)	(1,002)	(226)
Non-cash financing/investing activities:
Noncontrolling nonvoting callable, junior and senior preferred interests held by Federal Reserve Bank of New York				25,000
Interest credited to policyholder contract deposits included in financing activities		4,750	9,294	12,615
Long-term debt reduction due to deconsolidations				775
Exchange of equity units and extinguishment of junior subordinated debentures			3,657
Exchange of junior subordinated debentures for senior notes		(2,392.0)
Senior notes exchanged for junior subordinated debentures		1,843.0
Debt assumed on consolidation of variable interest entities			2,591
Debt assumed on acquisition		299	164
Payment of FRBNY credit facility accrued compounded interest	4,700	6,363
ALICO
Non-cash financing/investing activities:
Non-cash consideration received from sale of ALICO			$ 9,041